Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Common stock, par or stated value (in dollars per share)	$ 0.01
Common stock, authorized (in shares)	1,000
Galaxy Digital Inc.
Common stock, par or stated value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	1,000	1,000
Common stock, outstanding (in shares)	100	100
Common stock, issued (in shares)	100	100